Stock compensation plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock compensation plans

Note H – Stock-based Compensation

At March 31, 2013, the Company had two stock-based employee compensation plans. The Company accounts for those plans under ASC 718-10, “Compensation-Stock Compensation-Overall.” During the three months ended March 31, 2013, stock-based employee compensation costs of $19 thousand were recognized for the Company’s fixed stock option plans compared to no costs during the same period in 2012.

The Company granted a total of 4,500 shares of restricted stock awards (“Stock Awards”) to an employee effective March 1, 2013. The restricted stock was granted under the Company’s 2004 Stock Incentive Plan and awarded the employee shares of restricted common stock of the Company. The restricted stock vests ratably over a five year period beginning on March 1, 2014. Compensation expense relating to this restricted stock awards is based on the grant-date fair value of $13.50 per share; and amounted to $1 thousand for the three months ended March 31, 2013. The remaining unrecognized compensation expense related to this award at March 31, 2013 of $60 thousand will be recognized over the next 4.9 years.

NOTE 11.	Stock compensation plans:

At December 31, 2012, the Company has two fixed stock-based employee compensation plans under which options are outstanding. As of December 31, 2012, 174,000 options are available to be granted. Under the plans, the exercise price of each option equals the market price of the Company’s stock on the date of grant and an option’s maximum term is 10 years. Options are exercisable immediately.

No modifications have been made to the terms of the option agreements.

A summary of the status of the Company’s fixed stock option plans as of December 31, 2012, 2011 and 2010 and changes during the years ending on those dates is presented below:

	2012		2011		2010
	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price
Outstanding at beginning of year	304,042	$12.66	306,042	$12.66	308,042	$12.64
Forfeited	(19,000)	12.74	(2,000)	13.25	—	—
Exercised	(40,042)	9.13	—	—	(2,000)	9.13

Outstanding at end of year	245,000	$13.23	304,042	$12.66	306,042	$12.66

Options exercisable at year-end	245,000	—	304,042		306,042
Weighted-average fair value of options granted during the year	—		—		—

The following table summarizes information about fixed stock options outstanding as of December 31, 2012:

Options Outstanding and Exercisable
Exercise Price	Number Outstanding	Remaining Contractual Life
$13.05	100,000	0.8 years
13.25	137,500	2.9 years
15.30	7,500	3.1 years

$13.23	245,000	2.0 years

The Company granted a total of 35,000 shares of restricted stock awards (“Stock Awards”) to seven directors effective June 14, 2012. The restricted stock was granted under the Company’s 2004 Stock Incentive Plan and award directors shares of restricted common stock of the Company. In 2012, 5,000 shares of restricted stock were forfeited leaving 30,000 shares of restricted stock outstanding at December 31, 2012. The restricted stock vests ratably over a five year period beginning on June 13, 2013. Compensation expense relating to the restricted stock awards is based on the grant-date fair value of $12.56 per share; and amounted to $38,000 for the year ending December 31, 2012. The remaining unrecognized compensation expense at December 31, 2012 of $339,000 will be recognized over the next 4.5 years.